Intangible Assets, Net (Details) - Schedule of intangible assets stated at cost less accumulated amortization - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 9,374,674	$ 5,326,829
Less:
Accumulated amortization	(2,852,753)	(1,731,852)
Impairment	(2,559,271)
Intangible assets, net	3,962,650	3,594,977
Copyrights of Course Videos [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	4,876,413	5,326,829
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 4,498,261